CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 169,560	$ 140,993
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	48,572	28,296
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		22,741	22,791
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		9,153	10,032
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,625	17,239
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		46,933	37,300
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 22,536	$ 25,335

[1]	As of June 30, 2022 and 2023, 81% and 93% represent revenues in the United States